Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Debt securities held-to-maturity, fair value (in dollars)	$ 4,751,617	$ 6,816,698
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,152,334	3,972,976
Common stock, shares outstanding	4,152,334	3,972,976
Series A Preferred Stock
Preferred Stock - dividend rate (as a percent)	5.00%	5.00%
Preferred Stock - liquidation preference (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, shares authorized	5,000	5,000
Preferred Stock, shares issued	3,150	3,150
Preferred Stock, shares outstanding	3,150	3,150
Preferred Stock
Preferred Stock, shares authorized	9,995,000	9,995,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0